Share-based compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12. Share-based compensation

In May 2006, the Group adopted the 2006 Equity Incentive Plan (the “2006 Option Plan”) which allows the Group to offer a variety of incentive awards to employees, officers, directors or individual consultants or advisors who render services to the Group and authorized the issuance of 24,133,000 ordinary shares. Under the 2006 Option Plan, the share options and stock appreciation rights (“SARs”) are generally granted with an exercise price equal to the fair market value of the underlying shares, as determined by the Group’s board of directors at the date of grant and expire after ten years and six years, respectively, with vesting occurring 25% upon grant and the remaining 75% vesting ratably over three years. Certain share options and SARs granted vest immediately upon grant, and certain share options and SARs granted vest upon the satisfaction of certain performance targets. The proceeds from the exercise of the SARs by the grantee will be equity settled by delivery of equivalent fair value of ordinary shares of the Group.

In 2012, the Group granted RSUs to an officer of the Group that requires no exercise price. One-half of the RSUs granted are time-based shares which will vest one-third on the last day of each year during the three years following the grant date. The other half of the RSUs granted are performance-based which will vest upon the satisfaction of certain performance targets. The holders of the RSUs are not entitled to voting but have the right to receive dividend equivalents with respect to any unpaid RSUs they hold as of the applicable record date for any dividend payment if Acorn International declares a cash dividend on its outstanding ordinary shares. The dividend equivalents are subject to the same vesting and other terms as the original RSUs to which they relate.

On April 8, 2016, the Group granted 2,800,000 RSUs under the 2006 Plan to Jacob Alexander Fisch, President of the Group. The grant includes time-based shares of 1,800,000 shares and performance-based shares of 1,000,000 shares which shall vest upon certain performance targets being met. All the RSUs granted were subsequently fully vested in 2016.

The Group recorded compensation expense of $428,000, $71,333 and $658,000 for the years ended December 31, 2014, 2015 and 2016, respectively, which were all associated with the RSUs granted by the Group.

The fair value of each RSU granted in 2012 and 2016 were based on quoted market price of the Group’s ordinary share on the grant date.

There is no share option granted, vested and exercised during 2014, 2015 and 2016.

A summary of the RSUs activities for the year ended December 31, 2016 was as follows:

		Weighted average
	Number of RSUs	grant date fair value
Nonvested at January 1, 2016	—	$—
Granted	2,800,000	$4.7
Forfeited	—	$—
Vested	(2,800,000)	$4.7

Nonvested at December 31, 2016	—	$—

As of December 31, 2016, there was no unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2006 Option Plan.